DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details 5) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Balance at the beginning of the year	$ 749,617			$ 976,597	$ 698,038
Balance at the end of the year	786,866	$ 263.7		749,617	976,597
Cash flow hedges [member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Balance at the beginning of the year	6,210			(11,757)	(26,790)
Changes in the fair value of the hedge forward contracts	24,506			12,930	31,575
Transferred to profit or loss	(26,846)			5,037	(16,542)
Balance at the end of the year	$ 3,870			$ 6,210	$ (11,757)

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.